UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments.

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	Cash and Other Assets in Excess of Liabilities – 100.0%	$244,500

	TOTAL NET ASSETS – 100.0%	$244,500

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Equity Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek total return. The Fund commenced investment operations on August 31, 2015, with three classes of shares: Class A, Class C and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The Fund commenced operations on August 31, 2015, and only held cash at period end.

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 25.5%
	ENERGY – 24.4%
$7,175,000	Antero Resources Corp. 5.125%, 12/1/2022[1]	$6,494,882
	Concho Resources, Inc.
1,050,000	6.500%, 1/15/2022[1]	1,065,750
775,000	5.500%, 4/1/2023[1]	765,630
	DCP Midstream LLC
1,000,000	8.125%, 8/16/2030	1,026,859
8,225,000	6.750%, 9/15/2037[2]	7,220,999
1,850,000	Denbury Resources, Inc. 4.625%, 7/15/2023[1]	1,239,500
7,050,000	Exterran Holdings, Inc. 7.250%, 12/1/2018[1]	6,909,000
	Kinder Morgan, Inc.
300,000	8.050%, 10/15/2030	338,170
1,500,000	7.800%, 8/1/2031	1,630,557
2,300,000	7.750%, 1/15/2032	2,472,804
4,925,000	Marathon Petroleum Corp. 6.500%, 3/1/2041[1]	5,338,656
12,200,000	ONEOK, Inc. 6.000%, 6/15/2035	9,839,641
7,875,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	8,288,044
	QEP Resources, Inc.
200,000	6.800%, 4/1/2018	196,000
4,800,000	6.875%, 3/1/2021	4,560,000
3,375,000	Range Resources Corp. 5.000%, 3/15/2023[1]	3,088,125
	Rockies Express Pipeline LLC
2,700,000	6.850%, 7/15/2018[2]	2,754,000
3,500,000	6.875%, 4/15/2040[2]	3,325,000
	Spectra Energy Capital LLC
6,525,000	6.750%, 2/15/2032	7,051,182
1,000,000	7.500%, 9/15/2038	1,091,571
5,375,000	Tennessee Gas Pipeline Co. LLC 8.375%, 6/15/2032	6,217,950
4,050,000	Tesoro Corp. 5.375%, 10/1/2022[1]	4,050,000
1,000,000	Valero Energy Corp. 8.750%, 6/15/2030	1,299,156
12,225,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	12,102,750

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$6,775,000	Williams Cos., Inc. 8.750%, 3/15/2032	$7,806,860
		106,173,086
	INDUSTRIAL – 1.1%
4,660,000	Teekay Corp. 8.500%, 1/15/2020[3]	4,823,100

	TOTAL CORPORATE BONDS (Cost $119,051,969)	110,996,186

Number of Shares

	COMMON STOCKS – 50.6%
	ENERGY – 45.2%
585,425	Columbia Pipeline Group, Inc.	14,846,378
1,064,804	Enbridge Energy Management LLC	29,974,235
73,935	Enbridge, Inc.[3]	3,048,340
258,400	EQT Corp.	20,108,688
673,104	Kinder Morgan, Inc.	21,815,301
85,505	NextEra Energy Partners LP	2,580,541
377,795	ONEOK, Inc.	13,604,398
214,145	Pattern Energy Group, Inc. - Class A	4,854,667
1,149,605	Plains GP Holdings LP - Class A	22,520,762
344,750	Spectra Energy Corp.	10,021,882
365,120	Tallgrass Energy GP LP	10,442,432
170,630	Targa Resources Corp.	11,271,818
648,025	Williams Cos., Inc.	31,234,805
		196,324,247
	INDUSTRIAL – 4.5%
284,985	Teekay Corp.[3]	10,476,049
509,597	Teekay Offshore Partners LP3	9,019,867
		19,495,916
	UTILITIES – 0.9%
101,680	NRG Yield, Inc. - Class A	1,599,427
138,655	NRG Yield, Inc. - Class C	2,226,799
		3,826,226
	TOTAL COMMON STOCKS (Cost $252,870,474)	219,646,389

	MASTER LIMITED PARTNERSHIPS – 23.2%
	ENERGY – 21.4%
114,005	Antero Midstream Partners LP	2,640,356
120,165	Buckeye Partners LP	8,462,019
468,378	DCP Midstream Partners LP	13,208,260

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
472,349	Enable Midstream Partners LP	$7,330,856
814,070	Energy Transfer Equity LP	22,834,663
249,205	MPLX LP	12,365,552
122,475	NuStar Energy LP	6,390,746
191,480	Plains All American Pipeline LP	6,904,769
144,002	TC PipeLines LP	7,773,228
96,440	Tesoro Logistics LP	5,092,996
		93,003,445
	INDUSTRIAL – 0.3%
136,345	USD Partners LP	1,528,427

	UTILITIES – 1.5%
121,705	Western Gas Equity Partners LP	6,462,536

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $110,428,581)	100,994,408

	SHORT-TERM INVESTMENTS – 0.3%
1,121,751	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%[4]	1,121,751

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,121,751)	1,121,751

	TOTAL INVESTMENTS – 99.6% (Cost $483,472,775)	432,758,734

	Other Assets in Excess of Liabilities – 0.4%	1,629,532

	TOTAL NET ASSETS – 100.0%	$434,388,266

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	NextEra Energy Partners LP
(391)	Exercise Price: $50, Expiration Date: October 16, 2015	(1,955)
	Pattern Energy Group, Inc. - Class A
(476)	Exercise Price: $35, Expiration Date: September 18, 2015	(6,664)

	TOTAL CALL OPTIONS (Proceeds $69,357)	(8,619)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $69,357)	$(8,619)

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Callable.

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2015 (Unaudited)

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $13,299,999.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to December 27, 2013, the Fund was known as FAMCO MLP & Energy Infrastructure. The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010. The outstanding shares of the Fund were exchanged on July 16, 2014 into a newly created Class I shares of the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At August 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$483,531,496

Gross unrealized appreciation	$8,418,472
Gross unrealized depreciation	(59,191,234)

Net unrealized depreciation	$(50,772,762)

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund’s assets carried at fair value:

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$106,173,086	$-	$106,173,086
Industrial	-	4,823,100	-	4,823,100
Common Stocks
Energy	196,324,247	-	-	196,324,247
Industrial	19,495,916	-	-	19,495,916
Utilities	3,826,226	-	-	3,826,226
Master Limited Partnerships
Energy	93,003,445	-	-	93,003,445
Industrial	1,528,427	-	-	1,528,427
Utilities	6,462,536	-	-	6,462,536
Short-Term Investments	1,121,751	-	-	1,121,751
Total Investments	$321,762,548	$110,996,186	$-	$432,758,734

Liabilities
Written Options Contracts	$-	$8,619	$-	$8,619

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of reporting period. There were no transfers at period end.

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 25.4%
	ENERGY – 24.4%
$14,975,000	Antero Resources Corp. 5.125%, 12/1/2022[1]	$13,555,520
	Concho Resources, Inc.
2,950,000	6.500%, 1/15/2022[1]	2,994,250
725,000	5.500%, 4/1/2023[1]	716,235
	DCP Midstream LLC
2,000,000	8.125%, 8/16/2030	2,053,718
16,466,000	6.750%, 9/15/2037[2]	14,456,045
4,350,000	Denbury Resources, Inc. 4.625%, 7/15/2023[1]	2,914,500
14,200,000	Exterran Holdings, Inc. 7.250%, 12/1/2018[1]	13,916,000
	Kinder Morgan, Inc.
1,200,000	8.050%, 10/15/2030	1,352,681
1,500,000	7.800%, 8/1/2031	1,630,557
6,020,000	7.750%, 1/15/2032	6,472,295
9,375,000	Marathon Petroleum Corp. 6.500%, 3/1/2041[1]	10,162,415
25,495,000	ONEOK, Inc. 6.000%, 6/15/2035	20,562,431
15,050,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	15,839,372
	QEP Resources, Inc.
800,000	6.800%, 4/1/2018	784,000
8,775,000	6.875%, 3/1/2021	8,336,250
8,625,000	Range Resources Corp. 5.000%, 3/15/2023[1]	7,891,875
	Rockies Express Pipeline LLC
2,300,000	6.850%, 7/15/2018[2]	2,346,000
9,500,000	5.625%, 4/15/2020[2]	9,167,500
14,975,000	Spectra Energy Capital LLC 6.750%, 2/15/2032	16,182,599
9,525,000	Tennessee Gas Pipeline Co. LLC 8.375%, 6/15/2032	11,018,787
9,825,000	Tesoro Corp. 5.375%, 10/1/2022[1]	9,825,000
1,000,000	Valero Energy Corp. 8.750%, 6/15/2030	1,299,156
24,735,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	24,487,650
11,550,000	Williams Cos., Inc. 8.750%, 3/15/2032	13,309,111
		211,273,947

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL – 1.0%
$8,515,000	Teekay Corp. 8.500%, 1/15/2020[3]	$8,813,025

	TOTAL CORPORATE BONDS (Cost $237,760,263)	220,086,972

Number of Shares

	COMMON STOCKS – 49.3%
	ENERGY – 43.9%
1,145,475	Columbia Pipeline Group, Inc.	29,049,246
2,292,100	Enbridge Energy Management LLC	64,522,612
456,680	EQT Corp.	35,538,838
1,141,437	Kinder Morgan, Inc.	36,993,973
167,300	NextEra Energy Partners LP	5,049,114
690,300	ONEOK, Inc.	24,857,703
419,000	Pattern Energy Group, Inc. - Class A	9,498,730
2,758,180	Plains GP Holdings LP - Class A	54,032,746
799,420	Spectra Energy Corp.	23,239,140
722,995	Tallgrass Energy GP LP	20,677,657
343,905	Targa Resources Corp.	22,718,364
1,134,400	Williams Cos., Inc.	54,678,080
		380,856,203
	INDUSTRIAL – 4.5%
518,480	Teekay Corp.[3]	19,059,325
1,146,256	Teekay Offshore Partners LP3	20,288,731
		39,348,056
	UTILITIES – 0.9%
198,950	NRG Yield, Inc. - Class A	3,129,483
271,295	NRG Yield, Inc. - Class C	4,356,998
		7,486,481
	TOTAL COMMON STOCKS (Cost $461,344,256)	427,690,740

	MASTER LIMITED PARTNERSHIPS – 24.0%
	ENERGY – 21.9%
250,695	Antero Midstream Partners LP	5,806,096
276,290	Buckeye Partners LP	19,456,342
1,092,724	DCP Midstream Partners LP	30,814,817
1,181,646	Enable Midstream Partners LP	18,339,146
1,588,390	Energy Transfer Equity LP	44,554,339
277,325	MPLX LP	13,760,866
303,245	NuStar Energy LP	15,823,324
149,015	Plains All American Pipeline LP	5,373,481

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
393,770	TC PipeLines LP	$21,255,705
269,755	Tesoro Logistics LP	14,245,762
		189,429,878
	INDUSTRIAL – 0.4%
331,295	USD Partners LP	3,713,817

	UTILITIES – 1.7%
275,255	Western Gas Equity Partners LP	14,616,040

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $197,994,932)	207,759,735

	SHORT-TERM INVESTMENTS – 1.0%
9,055,489	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%[4]	9,055,489

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,055,489)	9,055,489

	TOTAL INVESTMENTS – 99.7% (Cost $906,154,940)	864,592,936
	Other Assets in Excess of Liabilities – 0.3%	2,464,192

	TOTAL NET ASSETS – 100.0%	$867,057,128

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	NextEra Energy Partners LP
(1,510)	Exercise Price: $50, Expiration Date: October 16, 2015	(7,550)
	Pattern Energy Group, Inc. - Class A
(2,061)	Exercise Price: $35, Expiration Date: September 18, 2015	(28,854)
	TOTAL CALL OPTIONS (Proceeds $276,124)	(36,404)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $276,124)	$(36,404)

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $25,969,545.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to December 31, 2013, the Fund was known as FAMCO MLP & Energy Income. The Fund primarily seeks current income and secondarily seeks long-term capital appreciation.  The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011.  Class C shares commenced investment operations on April 2, 2012.  Class I shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At August 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$908,096,866

Gross unrealized appreciation	$70,089,377
Gross unrealized depreciation	(113,593,307)

Net unrealized depreciation	$(43,503,930)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund’s assets carried at fair value:
	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$211,273,947	$-	$211,273,947
Industrial	-	8,813,025	-	8,813,025
Common Stocks
Energy	380,856,203	-	-	380,856,203
Industrial	39,348,056	-	-	39,348,056
Utilities	7,486,481	-	-	7,486,481
Master Limited Partnerships
Energy	189,429,878	-	-	189,429,878
Industrial	3,713,817	-	-	3,713,817
Utilities	14,616,040	-	-	14,616,040
Short-Term Investments	9,055,489	-	-	9,055,489
Total Investments	$644,505,964	$220,086,972	$-	$864,592,936

Liabilities
Written Options Contracts	$-	$36,404	$-	$36,404

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/15